VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Movement in Property, Plant and Equipment [Roll Forward]
Impairment loss		$ (4,187)	$ 0
Depreciation		(57,046)	$ (56,081)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance		2,726,105
Accumulated depreciation beginning balance		(458,419)
Vessels and equipment, net, beginning balance		2,267,686
Additions	$ 757,400	642,515
Transfer from newbuildings		116,446
Transfers from newbuildings, accumulated depreciation		0
Transfers from newbuildings, net		116,446
Transfer to held for sale		(8,148)
Property, plant and equipment, accumulated depreciation		0
Property, plant and equipment, transfers and changes, net		(8,148)
Impairment loss		(4,187)
Depreciation		(49,635)
Cost, ending balance		3,472,731
Accumulated depreciation ending balance		(508,054)
Vessels and equipment, net, ending balance		$ 2,964,677